Redeemable Convertible Preferred Stock Warrants Liability - Schedule of Fair Value of Redeemable Convertible Preferred Stock Warrants Liability (Detail) - Micromidas, Inc. - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Change in fair value of preferred stock warrants	$ 48,109,271	$ 18,497,798	$ (10,287,616)
Redeemable Convertible Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Balance at beginning of the year	19,232,628	734,830	11,022,446
Change in fair value of preferred stock warrants	48,109,271	18,497,798	(10,287,616)
Balance at end of the year	$ 67,341,899	$ 19,232,628	$ 734,830